Leases - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of lease related income and expenses
(ii)
Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Interest on lease liabilities	₩	(4,456)	(3,664)	(3,656)
Income from sub-leasing right-of-use assets		896	712	541
Expenses relating to short-term leases		(977)	(824)	(785)
Expenses relating to leases of low-value assets		(231)	(577)	(632)

Schedule of lease liabilities
(iii)
Changes in lease liabilities for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)
	2021		2022
Balance at January 1	₩	83,431	84,326
Additions and others		64,172	67,102
Interest expense		3,664	3,656
Repayment of liabilities		(66,941)	(82,296)
Balance at December 31	₩	84,326	72,788

Schedule Of Maturity Analysis Of Leases Receivable

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2021	December 31, 2022
6 months or less	3,688	3,593
6-12 months	3,688	3,593
1-2 years	7,376	4,191
2-5 years	4,303	—
Total undiscounted lease receivable	19,055	11,377
Unearned finance income	(846)	(319)
Net Investment in the lease	18,209	11,058

Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment as of December 31, 2021 and 2022 (see Note 9(a)).

Changes in right-of-use assets for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)
	2021
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2021	₩	55,166	47,411	1,859	5,970	501	110,907
Additions and others		54,728	39	870	7,620	398	63,655
Depreciation		(51,368)	(2,985)	(1,469)	(6,745)	(416)	(62,983)
Disposals		(7)	—	—	—	—	(7)
Gain or loss on foreign currency translation		(2,352)	9,952	70	217	407	8,294
Balance at December 31, 2021	₩	56,167	54,417	1,330	7,062	890	119,866

(In millions of won)
	2022
	Buildings and structures	Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2022	$56,167	54,417	1,330	7,062	890	119,866
Additions and others	60,515	460	456	11,033	103	72,567
Depreciation	(63,494)	(3,014)	(1,136)	(8,288)	(438)	(76,370)
Impairments	(2,175)	(721)	(3)	(501)	(39)	(3,439)
Others	-	(420)	-	-	-	(420)
Gain or loss on foreign currency translation	20	1,082	(49)	(804)	205	454
Balance at December 31, 2022	$51,033	51,804	598	8,502	721	112,658

27.
Leases. Continued